TYPE			13F-HR
PERIOD			03/31/06
FILER
CIK			0001107213
CCC			q6atzye@
FILER
SROS			None
SUBMISSION-CONTACT
NAME			E. Todd Briddell
PHONE			610-818-4650
SUBMISSION-CONTACT
NOTIFY-INTERNET		ETBriddell@Urdang.com

			UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F
			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Urdang Investment Management, Inc.
Address: 	630 West Germantown Pike
		Suite 321
		Plymouth Meeting, PA  19462

13F File Number:	028-05577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  		Eric Todd Briddell
Title:    	Executive Vice President
Phone:    	610-818-4650
Signature, Place, and Date of Signing:

   Eric Todd Briddell    Plymouth Meeting, PA  May 9, 2006
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

 List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	44
Form 13F Information Table Value Total:	$2131435

List of Other Included Managers:

5:21 PM 5/9/2006

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corporation                        00163T109    50335   927495 SH       SOLE                   927495
Alexandria Real Estate Equitie                  015271109    68470   718245 SH       SOLE                   718245
American Campus Communities                     024835100     1338    51630 SH       SOLE                    51630
Apartment Investment and Manag                  03748R101    46338   988020 SH       SOLE                   988020
Archstone Communities Trust                     039583109    64380  1320070 SH       SOLE                  1320070
Avalon Bay Communities                          053484101   107927   989250 SH       SOLE                   989250
Boston Properties                               101121101    91639   982720 SH       SOLE                   982720
Camden Property Trust                           133131102    55309   767654 SH       SOLE                   767654
Columbia Equity Trust, Inc.                     197627102    11081   630310 SH       SOLE                   630310
Corporate Office Properties Tr                  22002T108    45249   989270 SH       SOLE                   989270
Cousins Property Group Inc                      222795106    32517   972690 SH       SOLE                   972690
Digital Realty Trust, Inc.                      253868103    13080   464310 SH       SOLE                   464310
Entertainment Properties Trust                  29380T105    10695   254760 SH       SOLE                   254760
Equity Lifestyle Properties                     29472R108    16443   330510 SH       SOLE                   330510
Essex Property Trust, Inc.                      297178105    78825   724960 SH       SOLE                   724960
Extra Space Storage, Inc.                       30225T102    31189  1814390 SH       SOLE                  1814390
Federal Realty Investment Trus                  313747206    59243   787805 SH       SOLE                   787805
First Potomac Realty Trust                      33610F109    15293   541355 SH       SOLE                   541355
General Growth Properties                       370021107    76213  1559495 SH       SOLE                  1559495
Highland Hospitality Corp                       430141101     7417   583535 SH       SOLE                   583535
Highwoods Properties, Inc.                      431284108    42246  1252480 SH       SOLE                  1252480
Host Hotels & Resorts, Inc.                     44107P104    50670  2367770 SH       SOLE                  2367770
Kilroy Realty Corporation                       49427F108    45681   591260 SH       SOLE                   591260
Kimco Realty Corp.                              49446R109    78079  1921230 SH       SOLE                  1921230
Liberty Property Trust                          531172104    72113  1529110 SH       SOLE                  1529110
Macerich Company                                554382101    17050   230555 SH       SOLE                   230555
Mills Corp                                      601148109     9753   348310 SH       SOLE                   348310
Pan Pacific Retail Pptys                        69806L104    30386   428580 SH       SOLE                   428580
Post Properties, Inc.                           737464107    21112   474420 SH       SOLE                   474420
Prologis Trust                                  743410102   122225  2284586 SH       SOLE                  2284586
Public Storage, Inc.                            74460D109    60553   745455 SH       SOLE                   745455
Realty Income Corp                              756109104    42948  1773990 SH       SOLE                  1773990
Reckson Associates                              75621K106    69522  1517295 SH       SOLE                  1517295
Regency Realty Corp.                            758849103    41976   624740 SH       SOLE                   624740
SL Green Realty                                 78440X101    48949   482259 SH       SOLE                   482259
Simon Property Group, Inc.                      828806109   142139  1689310 SH       SOLE                  1689310
Starwood Hotels & Resorts Worl                  85590A401    40355   595820 SH       SOLE                   595820
Sunstone Hotel Investors, Inc.                  867892101    48649  1679280 SH       SOLE                  1679280
Taubman Centers Inc.                            876664103    44974  1079290 SH       SOLE                  1079290
United Dominion Realty                          910197102    49241  1725345 SH       SOLE                  1725345
Ventas Inc.                                     92276F100    43081  1298415 SH       SOLE                  1298415
Vornado Realty Trust                            929042109    96544  1005665 SH       SOLE                  1005665
Weingarten Realty Investment T                  948741103    21315   523065 SH       SOLE                   523065
Windrose Medical Properties                     973491103     8893   589730 SH       SOLE                   589730